Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The “Compensation Actually Paid” values shown below do not reflect the compensation actually paid to the CEO or the NEOs. As such, the Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a complete discussion of the company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section of this Proxy Statement (beginning on page 41).

The table intends to compare “Pay Versus Performance” and prescribes a method to calculate “Compensation Actually Paid” (CAP). While the table shows SCT compensation and CAP values side by side, they are not comparable.

Together with the salary and annual incentive, the SCT values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of the current grant at year-end, plus the year-over-year change in the fair value of multiple years of historical equity grants. Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than the SCT compensation values.

The actual value of an equity award realized by an executive depends on several factors measured over multiple years, including the stock price, the financial performance of the company, the rTSR performance of the company as compared to a peer group, timing of stock option exercises and other factors.

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for PEO ($)(a)	Compensation Actually Paid to PEO ($)(a)(b)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)(a)(b)(c)	GD Total Shareholder Return ($)	S&P Total Aerospace & Defense Shareholder Return ($)(d)	Net Earnings ($M)	Annual ROIC(e)
2025	25,924,082	51,230,765	8,680,154	15,742,758	253	230	4,210	14.2%
2024	23,794,702	25,948,804	7,130,795	7,525,174	194	162	3,782	13.2%
2023	22,582,776	31,647,903	7,204,864	9,619,890	187	142	3,315	12.3%
2022	21,478,167	48,651,910	6,221,750	12,842,568	175	133	3,390	12.6%
2021	23,553,861	42,557,364	6,501,277	11,102,219	144	113	3,257	11.9%

Company Selected Measure Name	annual ROIC
Named Executive Officers, Footnote
(a)	For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jason W. Aiken	Jason W. Aiken	Jason W. Aiken	Jason W. Aiken	Jason W. Aiken
Mark L. Burns	Mark L. Burns	Mark L. Burns	Mark L. Burns	Mark L. Burns
Robert E. Smith	Robert E. Smith	Robert E. Smith	Robert E. Smith	Kimberly A. Kuryea
Mark C. Roualet	Mark C. Roualet	Mark C. Roualet	Kimberly A. Kuryea	Danny Deep
Danny Deep

Peer Group Issuers, Footnote [Text Block]
(d)	TSR shown in this table utilizes the S&P 500 Aerospace & Defense (A&D) Index, which we use in our stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020, through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P A&D Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P A&D Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 25,924,082	$ 23,794,702	$ 22,582,776	$ 21,478,167	$ 23,553,861
PEO Actually Paid Compensation Amount	$ 51,230,765	25,948,804	31,647,903	48,651,910	42,557,364
Adjustment To PEO Compensation, Footnote
SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEO NEOs:

	Calculation for PEO		Calculation for Average of Non-PEO NEOs
Calculation(1) of Compensation Actually Paid	Year 2024 ($)	Year 2025 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	23,794,702	25,924,082	7,130,795	8,680,154
Less aggregate change in actuarial present value of pension benefits	0	0	0	0
Less grant date fair value of stock and option awards	(17,752,248)	(17,760,079)	(4,927,971)	(5,294,502)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	16,252,006	27,425,701	4,511,493	8,175,816
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	2,791,083	(1,282,311)	624,107	(282,340)
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	640,687	16,691,403	130,062	4,398,635
Add dividends paid on unvested equity awards during the fiscal year	222,574	231,969	56,688	64,995
Compensation Actually Paid	25,948,804	51,230,765	7,525,174	15,742,758

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Non-PEO NEO Average Total Compensation Amount	$ 8,680,154	7,130,795	7,204,864	6,221,750	6,501,277
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,742,758	7,525,174	9,619,890	12,842,568	11,102,219
Adjustment to Non-PEO NEO Compensation Footnote
SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEO NEOs:

	Calculation for PEO		Calculation for Average of Non-PEO NEOs
Calculation(1) of Compensation Actually Paid	Year 2024 ($)	Year 2025 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	23,794,702	25,924,082	7,130,795	8,680,154
Less aggregate change in actuarial present value of pension benefits	0	0	0	0
Less grant date fair value of stock and option awards	(17,752,248)	(17,760,079)	(4,927,971)	(5,294,502)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	16,252,006	27,425,701	4,511,493	8,175,816
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	2,791,083	(1,282,311)	624,107	(282,340)
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	640,687	16,691,403	130,062	4,398,635
Add dividends paid on unvested equity awards during the fiscal year	222,574	231,969	56,688	64,995
Compensation Actually Paid	25,948,804	51,230,765	7,525,174	15,742,758

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PEO Compensation Actually Paid ($M) Versus TSR	Average Non-PEO NEO Compensation Actually Paid ($M) Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]
PEO Compensation Actually Paid ($M) Versus Net Earnings ($M)	Average Non-PEO NEO Compensation Actually Paid ($M) Versus Net Earnings ($M)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PEO Compensation Actually Paid ($M) Versus ROIC	Average Non-PEO NEO Compensation Actually Paid ($M) Versus ROIC

Tabular List [Table Text Block]

2025 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the company considers to have been the most important in linking CAP to our PEO and other NEOs in 2025 as set forth in the table above to company performance. The measures in this table are not ranked.

Most Important Performance Measures
Diluted EPS
Free Cash Flow
Operating Margin
Return on Invested Capital (ROIC)
Total Shareholder Return

Total Shareholder Return Amount						$ 144	$ 175	$ 187	$ 194	$ 253
Peer Group Total Shareholder Return Amount						$ 113	$ 133	$ 142	$ 162	$ 230
Net Income (Loss) Attributable to Parent	$ 4,210,000,000	$ 3,782,000,000	$ 3,315,000,000	$ 3,390,000,000	$ 3,257,000,000
Company Selected Measure Amount	14.02	13.02	12.03	12.06	11.09
PEO Name	Novakovic	Novakovic	Novakovic	Novakovic	Novakovic
Less Aggregate Change In Actuarial Present Value Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
Less Aggregate Change In Actuarial Present Value Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Less Grant Date Fair Value Of Stock And Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,760,079)	(17,752,248)
Less Grant Date Fair Value Of Stock And Option Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,294,502)	(4,927,971)
Add Year End Fair Value Of Awards Granted During The Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,425,701	16,252,006
Add Year End Fair Value Of Awards Granted During The Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,175,816	4,511,493
Add Change In Fair Value Whether Positive Or Negative As Of Vesting Date Of Awards Granted In Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,282,311)	2,791,083
Add Change In Fair Value Whether Positive Or Negative As Of Vesting Date Of Awards Granted In Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,340)	624,107
Add Change In Fair Value Whether Positive Or Negative As Of Fiscal Year End For Unvested And Outstanding Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,691,403	640,687
Add Change In Fair Value Whether Positive Or Negative As Of Fiscal Year End For Unvested And Outstanding Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,398,635	130,062
Add Dividends Paid On Unvested Equity Awards During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,969	222,574
Add Dividends Paid On Unvested Equity Awards During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 64,995	$ 56,688
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return